Material Accounting Policy Information (Tables)	6 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of Details of the Subsidiaries

The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows:

	Ownership Interest in equity
Name of company	December 31, 2025%	June 30, 2025%	Principal activities

ARB IOT (M) Sdn. Bhd. (“AIMSB”)	100	100	Investment holding

ARB IOT Group Sdn. Bhd. (“AIGSB”)	100	100	Investment holding

Subsidiaries of AIGSB
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”)	100	100	Investment holding

Subsidiary of ARB AI Agro
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”)	100	100	Business in digital agricultural technology

ARB Lab Sdn. Bhd. (“ARB Lab”)	100	100	Investment holding

Subsidiaries of ARB Lab
ARB R&D Sdn. Bhd. (“ARB R&D”)	100	100	Development of IT and IoT for software and hardware

Subsidiaries of ARB R&D
ARB Innovation Sdn. Bhd. (“ARB Innovation”)	100	100	Provision of IT software and hardware solution

ARB R1 Technology Sdn. Bhd (“ARB R1”)	100	100	Dormant

ARB Robotic Sdn. Bhd. (“ARB Robotic”)	100	100	Investment holding

Subsidiary of ARB Robotic
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”)	100	100	IoT cloud business platform

ARB Synergy Sdn. Bhd. (“ARB Synergy”)	100	100	Investment holding

Subsidiary of ARB Synergy
ARB Databook Pte. Ltd. (“ARB Databook”)	100	100	Business in software development and data analytic
1.	On July 15, 2024, AIGSB executed a Trust Deed with Liew Kok Leong (“Trustee”), whereby the Trustee is a registered holder of 1 share representing 100% of the issued and paid-up share capital of ARB Synergy. Consequently, ARB Synergy and its wholly-owned subsidiary, ARB Databook became a wholly-owned subsidiary of the Company.

2.	On December 10, 2024, AIGSB has subscribed to an additional one (1) ordinary shares of ARB AI Agro for a total cash consideration of RM 8,979,999.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB AI Agro’s ordinary shares remained at 100%.

3.	On December 10, 2024, AIGSB has subscribed to ten (10) ordinary shares representing 0.99% equity interest of ARB Agro Tech for a total cash consideration of RM 35,016,000.00. Following the subscription, the Company’s effective interest in ARB Agro Tech’s ordinary shares remained at 100%.

4.	On December 10, 2024, ARB R&D has subscribed to an additional eight (8) ordinary shares of ARB Innovation for a total cash consideration of RM 570,000.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB Innovation’s ordinary shares remained at 100%.

5.	On December 10, 2024, AIGSB has subscribed to one (1) ordinary share representing 10% equity interest of ARB Innovation for total cash consideration of RM 57,630,648.00. Following the subscription, the Company’s effective interest in ARB Innovation’s ordinary share remained at 100%.

6.	On December 10, 2024, ARB Lab has subscribed to an additional eight (8) ordinary shares of ARB R&D for a total cash consideration of RM 590,000.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB R&D’s ordinary shares remained at 100%.

7.	On December 10, 2024, AIGSB has subscribed to one (1) ordinary share representing 10% equity interest of ARB R&D for a total cash consideration of RM 8,000,000.00. Following the subscription, the Company’s effective interest in ARB R&D’s ordinary share remained at 100%.

8.	On December 10, 2024, AIGSB has subscribed to an additional one (1) ordinary shares of ARB Robotic for a total cash consideration of RM 9,379,900.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB Robotic’s ordinary shares remained at 100%.

9.	On December 10, 2024, AIGSB has subscribed to ten (10) ordinary shares representing 0.99% equity interest of ARB Intelligence for a total cash consideration of RM 53,045,000.00. Following the subscription, the Company’s effective interest in ARB Intelligence’s ordinary shares remained at 100%.